Goodwill (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Reconciliation of changes in goodwill [abstract]
Balance at the beginning	¥ 19,640
Balance at the end	19,388	¥ 19,640
Gross carrying amount
Reconciliation of changes in goodwill [abstract]
Balance at the beginning	19,640
Acquisition through business combination		19,640
Exchange adjustments	(252)
Balance at the end	¥ 19,388	¥ 19,640